Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED PAYMENTS
Schedule of Share-Based Payment Expense

€ millions	2021	2020	2019
Cost of cloud	59	40	56
Cost of software	70	55	82
Cost of services	266	175	246
Research and development	513	296	429
Sales and marketing	655	360	562
General and administration	1,230	157	461
Share-based payment expenses	2,794	1,084	1,835
Thereof cash-settled share-based payments	1,147	893	1,664
Thereof equity-settled share-based payments	1,647	191	171

€ millions	2021	2020	2019
Own	200	191	171
Qualtrics Plan	1,426	0	0
Others	21	0	0
Total	1,647	191	171

Cash-Settled Plans
SHARE-BASED PAYMENTS
Summary of Fair Value and Parameters Used at Grant Date

Fair Value and Parameters Used at Year End 2021 for Cash-Settled Plans

€, unless otherwise stated	LTI 2016 Plan	LTI 2020	RSU Plan
	(2018-2019	(2020-2021	(2018–2021
	Tranches)	Tranches)	Tranches)
Weighted average fair value as at 12/31/2021	64.16	118.73	122.88
Information how fair value was measured at measurement date
Option pricing model used	Monte Carlo	Monte Carlo	Other[1]
Share price	124.90	124.90	124.90
Risk-free interest rate, depending on maturity (in %)	-0.72 to -0.12	NA	-0.72 to -0.32
Expected volatility (in %)	21	30 to 32	NA
Expected dividend yield (in %)	1.52	NA	1.52
Weighted average remaining life of awards outstanding as at 12/31/2021 (in years)	0.7	2.8	1.1

[1] For these awards, the fair value is calculated by subtracting the net present value of expected future dividend payments, if any, until maturity of the respective award from the prevailing share price as at the valuation date.

Fair Value and Parameters Used at Year End 2020 for Cash-Settled Plans

€, unless otherwise stated	LTI 2016 Plan	LTI 2020	RSU Plan	Qualtrics
	(2017-2019	(2020 Tranche)	(2017–2020	Rights
	Tranches)		Tranches)
Weighted average fair value as at 12/31/2020	72.94	94.75	105.52	33.66
Information how fair value was measured at measurement date
Option pricing model used	Monte Carlo	Monte Carlo	Other[1]	Other[1]
Share price	107.22	107.22	107.22	107.22
Risk-free interest rate, depending on maturity (in %)	-0.75 to -0.11	NA	-0.77 to -0.32	-0.77 to -0.37
Expected volatility (in %)	34 to 42	30	NA	NA
Expected dividend yield (in %)	1.54	NA	1.54	1.54
Weighted average remaining life of awards outstanding as at 12/31/2020 (in years)	1.2	3.2	1.0	1.5

[1] For these awards, the fair value is calculated by subtracting the net present value of expected future dividend payments, if any, until maturity of the respective award from the prevailing share price as at the valuation date.

Summary of Changes in Numbers of Outstanding Awards

Thousands, unless otherwise stated	LTI 2016 Plan	LTI 2020	RSU Plan	Qualtrics
	(2017–2019	(2020–2021	(2017–2021	Rights
	Tranches)	Tranches)	Tranches)
12/31/2019	1,110	0	16,128	16,007
Granted	0	202	9,238	0
Adjustment based upon KPI target achievement	-211	NA	-5	NA
Exercised	-129	0	-7,204	-7,791
Forfeited	-3	-30	-1,164	-699
12/31/2020	767	172	16,993	7,518
Granted	0	238	12,204	0
Adjustment based upon KPI target achievement	-150	NA	153	NA
Exercised	-92	0	-8,092	-1,780
Exchanged	NA	NA	-1,309	-5,451
Forfeited	-57	-70	-1,165	-243
12/31/2021	469	340	18,783	44

Total carrying amount (in € millions) of liabilities as at
12/31/2020	49	6	1,027	193
12/31/2021	28	15	1,260	1

Total intrinsic value of vested awards (in € millions) as at
12/31/2020	32	3	0	0
12/31/2021	38	4	0	0

Weighted average share price (in €) for awards exercised in
2020	124.03	NA	109.75	113.34
2021	106.68	NA	107.69	105.10

Total expense (in € millions) recognized in
2019	44	NA	1,087	461
2020	-9	6	760	132
2021	-11	9	1,139	11

Summary of Share Based Payment Liabilities As Part of Other Non-Financial Liabilities

€ millions	2021			2020
	Current	Non-Current	Total	Current	Non-Current	Total
Share-based payment liabilities	839	462	1,302	863	454	1,317
/ Other non-financial liabilities	5,203	860	6,063	4,643	770	5,413
Share-based payment liabilities as % of / Other non-financial liabilities	16	54	21	19	59	24

Equity-Settled Share-Based Payments
SHARE-BASED PAYMENTS
Summary of Changes in Numbers of Outstanding Awards

		Qualtrics Plan[1]
		Weighted Average Grant
	Awards	Date Fair Value
Thousands, unless otherwise stated
12/31/2020	0	NA
Exchanged	12,872	US$30.04
Granted	80,856	US$44.27
Exercised	-7,467	US$33.43
Forfeited	-2,241	US$41.29
12/31/2021	84,018	US$43.13

[1] The number of awards and their weighted average grant date fair values in this table include Qualtrics RSUs and Qualtrics equity-settled options replacing Clarabridge options.

Schedule of Number of Shares Purchased	Numbers of Shares Purchased

Millions	2021	2020	2019
Own	5.7	5.5	5.2